Trade and other receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 5,905	£ 5,452
Accrued income	69	19
Prepayments	355	343
Interest receivable	2	2
Employee loans and advances	9	11
Other receivables	1,045	1,226
Total trade and other receivables	£ 7,385	£ 7,053